MINERAL PROPERTIES, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
MINERAL PROPERTIES, PLANT AND EQUIPMENT
MINERAL PROPERTIES, PLANT AND EQUIPMENT

8.          MINERAL PROPERTIES, PLANT AND EQUIPMENT

	Mineral	Construction	Plant		Exploration and
	properties	in progress	and equipment	ROU assets	evaluation assets	Total
Year ended December 31, 2019
Cost
Balance - January 1, 2019	$812,627	$9,183	$555,168	$12,779	$252,007	$1,641,764
Additions	—	33,777	2,128	6,496	11,076	53,477
Transfer from construction in progress to plant and equipment	—	(15,430)	15,430	—	—	—
Transfer from construction in progress to mineral properties	2,127	(2,127)	—	—	—	—
Transfer from inventory to plant and equipment	—	—	1,056	—	—	1,056
Transfer from construction in progress to ROU assets	—	(25)	—	25	—	—
Recoveries from BCMETC	(6,065)	—	—	—	(505)	(6,570)
Disposals	—	—	(535)	—	—	(535)
Balance - December 31, 2019	$808,689	$25,378	$573,247	$19,300	$262,578	$1,689,192

Accumulated depreciation and depletion
Balance - January 1, 2019	50,990	—	55,922	42	—	106,954
Depreciation and depletion	41,880	—	34,955	5,375	—	82,210
Disposals	—	—	(484)	—	—	(484)
Balance - December 31, 2019	$92,870	$—	$90,393	$5,417	$—	$188,680
Net book value - December 31, 2019	$715,819	$25,378	$482,854	$13,883	$262,578	$1,500,512

	Mineral	Construction	Plant and	ROU	Exploration and
	properties	in progress	equipment	assets	evaluation assets	Total

Cost
Balance - December 31, 2019	$808,689	$25,378	$573,247	$19,300	$262,578	$1,689,192
Additions	—	41,952	5,066	677	10,153	57,848
Transfer from construction in progress to plant and equipment	—	(22,772)	22,772	—	—	—
Transfer from construction in progress to mineral properties	3,651	(3,651)	—	—	—	—
Transfer from inventory to plant and equipment	—	—	232	—	—	232
Transfer from construction in progress to ROU assets	—	(39)	—	39	—	—
Disposals	—	—	(26)	—	(232,149)	(232,175)
Recoveries from BCMETC	—	—	—	—	(2,198)	(2,198)
Lease modifications	—	—	—	(482)	—	(482)
Balance - December 31, 2020	$812,340	$40,868	$601,291	$19,534	$38,384	$1,512,417

Accumulated depreciation and depletion
Balance - December 31, 2019	$92,870	$—	$90,393	$5,417	$—	$188,680
Depreciation and depletion	61,478	—	49,268	5,398	—	116,144
Disposals	—	—	(9)	—	—	(9)
Lease modifications	—	—	—	(27)	—	(27)
Balance - December 31, 2020	$154,348	$—	$139,652	$10,788	$—	$304,788
Net book value - December 31, 2020	$657,992	$40,868	$461,639	$8,746	$38,384	$1,207,629

(a)	Mineral properties

Mineral properties consist solely of the Brucejack Mine.

(b)	Exploration and evaluation assets

Exploration and evaluation assets consist of regional drilling and exploration work on the Bowser Claims and the Porphyry Potential Deep Drilling Project.

Sale of Snowfield

On December 4, 2020, the Company sold Snowfield to KSM Mining ULC ("KSM"), a wholly owned subsidiary of Seabridge Gold Inc. Under the terms of the property purchase agreement, consideration received by the Company comprised of the following:

•	$100,000 in cash, which was received on December 16, 2020;
•	a 1.5% net smelter royalty in respect of all production from Snowfield; and
•	a $20,000 contingent cash payment payable within 6 months following the earlier of:
o	commencement of commercial production from Snowfield, or any part of Snowfield; and
o	the announcement by KSM (or a parent company) of the completion of a bankable feasibility study which includes production of mineral reserves from Snowfield.

KSM is entitled to deduct and offset $15,000 of the contingent cash payment against amounts payable to the Company under the net smelter royalty.

Due to uncertainty of commencement of commercial production from Snowfield or completion of a bankable feasibility study including Snowfield, the Company has determined the fair values of the net smelter royalty and contingent cash payment to be negligible amounts.

At the time of sale, the carrying amount of Snowfield was $232,149. As a result, the transaction resulted in a loss on sale of exploration and evaluation asset in the amount of $132,149 which is recorded in the statement of earnings (loss).

(c)	Impairment assessment of Brucejack Mine

At March 31, 2020, the Company reviewed impairment indicators for the Brucejack Mine and concluded there was an indicator of impairment due to a decrease in the estimated total contained ounces in the updated mineral reserves. In accordance with the Company’s accounting policy and IFRS, the recoverable amount was assessed as the higher of its value in use or FVLCD. The recoverable amount was determined based on the FVLCD method using the discounted cash flow model.

The Brucejack Mine CGU includes mineral properties, plant and equipment, construction in progress, ROU assets, decommissioning and restoration provision and working capital. The carrying amount of the CGU at March 31, 2020 was $1,221,048.

In arriving at FVLCD, discounted cash flows were estimated using the following significant assumptions: (a) the latest mineral reserves; (b) production profile, operating costs and capital costs from the latest detailed life of mine plan; (c) a gold price of $1,550 per ounce; (d) a silver price of $17.00 per ounce; (e) a foreign exchange rate of C$1.00:US$0.760; and (f) a real discount rate of 5.5%.

The Company’s assessment of FVLCD exceeded the carrying amount of the Brucejack Mine CGU and as a result, no impairment loss was recognized in the statement of earnings (loss).

(d)	ROU assets

As at December 31, 2020, the Company’s ROU assets consisted of the following:

	ROU asset	ROU asset	ROU asset
	Mobile equipment	Buildings	Other	Total
Cost
Balance - January 1, 2019	$10,213	$2,509	$57	$12,779
Additions	2,136	3,115	1,245	6,496
Transfer from construction in progress to ROU assets	25	—	—	25
Balance - December 31, 2019	$12,374	$5,624	$1,302	$19,300

Accumulated depreciation and depletion
Balance - January 1, 2019	$42	$—	$—	$42
Depreciation and depletion	4,247	1,032	96	5,375
Balance - December 31, 2019	$4,289	$1,032	$96	$5,417
Net book value - December 31, 2019	$8,085	$4,592	$1,206	$13,883

Cost
Balance - December 31, 2019	$12,374	$5,624	$1,302	$19,300
Additions	399	65	213	677
Transfer from construction in progress to ROU assets	39	—	—	39
Lease modifications	(425)	—	(57)	(482)
Balance - December 31, 2020	$12,387	$5,689	$1,458	$19,534

Accumulated depreciation and depletion
Balance - December 31, 2019	$4,289	$1,032	$96	$5,417
Depreciation and depletion	4,108	1,151	139	5,398
Lease modifications	—	—	(27)	(27)
Balance - December 31, 2020	$8,397	$2,183	$208	$10,788
Net book value - December 31, 2020	$3,990	$3,506	$1,250	$8,746

The Company is a party primarily to lease contracts for mining related mobile equipment and buildings. Other ROU assets include office-related equipment and shipping containers for concentrate.